UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6629

Western Asset Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 28, 2011

Schedule of investments (unaudited)

February 28, 2011

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 98.1%
Arizona — 4.8%
Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/19	$3,705,000	$3,916,778
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	4,474,800
Phoenix, AZ, Civic Improvement Corp. Airport Revenue, Senior Lien, FGIC	5.250%	7/1/22	3,000,000	3,022,710	(a)
Phoenix, AZ, GO	5.000%	7/1/27	1,000,000	1,038,950
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	15,000,000	12,831,750
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	10,040,000	8,456,290
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	1,847,120
Total Arizona				35,588,398
California — 14.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.125%	4/1/39	21,700,000	20,902,091
California EFA Revenue	5.625%	7/1/23	1,170,000	953,784
California Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	1,840,660
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	3,100,000	2,882,318	(a)
California State Department of Veterans Affairs, Home Purchase Revenue, AMBAC	5.350%	12/1/27	5,000,000	5,000,000
California Statewide CDA Revenue:
Methodist Hospital Project, FHA	6.625%	8/1/29	5,885,000	6,594,849
St. Joseph Health System, FGIC	5.750%	7/1/47	3,000,000	2,809,740
Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC	5.000%	10/1/29	7,375,000	6,377,089
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,328,082
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/40	7,215,000	6,752,590
M-S-R Energy Authority, CA	7.000%	11/1/34	3,000,000	3,307,380
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	9,000,000	9,334,170
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	6,500,000	6,570,005
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	3,340,000	2,701,793
Sacramento County, CA, COP, Unrefunded Balance, Public Facilities Project, NATL	5.375%	2/1/19	1,145,000	1,145,355
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,088,663
San Mateo County Community College District, COP, NATL	5.000%	10/1/25	3,000,000	3,408,210	(b)
Santa Clara, CA, RDA, Tax Allocation, Bayshore North Project, NATL	5.000%	6/1/23	2,500,000	2,380,900
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	4,514,700
Walnut, CA, Energy Center Authority Revenue	5.000%	1/1/40	7,745,000	7,000,008
Total California				106,892,387
Colorado — 7.9%
Colorado Health Facilities Authority Revenue, Sisters Leavenworth	5.000%	1/1/35	6,000,000	5,545,260
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	13,260,415	(a)(c)
Denver, CO, City & County Airport Revenue, Unrefunded Balance	6.125%	11/15/25	13,630,000	13,671,026	(a)
El Paso County, CO, COP, Detention Facility Project, AMBAC	5.000%	12/1/23	1,700,000	1,734,306

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado — continued
Garfield County, CO, GO:
School District No. 2, AGM, State Aid Withholding	5.000%	12/1/23	$2,300,000	$2,474,915	(b)
School District No. 2, AGM, State Aid Withholding	5.000%	12/1/25	1,000,000	1,076,050	(b)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	20,000,000	20,787,000
Total Colorado				58,548,972
Connecticut — 0.1%
Connecticut State HEFA Revenue, Child Care Facilities Project, AMBAC	5.625%	7/1/29	970,000	970,669
Delaware — 0.6%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	5,000,000	4,343,400
District of Columbia — 1.9%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	14,665,000	14,203,052
Florida — 9.0%
Florida State Board of Education Capital Outlay, GO, Public Education, Refunding, AGM	5.000%	6/1/24	5,000,000	5,084,700
Florida State Department of Transportation, GO, Right of Way Project, FGIC	5.000%	7/1/25	1,465,000	1,524,508
Jacksonville, FL, Electric Authority, Electric System Revenue	5.000%	10/1/28	3,305,000	3,354,311
Martin County, FL, IDA Revenue, Indiantown Cogeneration Project	7.875%	12/15/25	6,500,000	6,527,040	(a)
Miami Beach, FL, Stormwater Revenue, FGIC	5.375%	9/1/30	1,290,000	1,307,015
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	9,517,400
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	10,206,682
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	10,000,000	9,193,700
Orange County, FL, Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare	5.000%	11/1/35	4,545,000	4,234,077
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	8,047,680
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	5,000,000	5,049,250
South Brevard, FL, Recreational Facilities Improvement, Special District, AMBAC	5.000%	7/1/20	2,500,000	2,504,700
Total Florida				66,551,063
Georgia — 3.6%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	13,410,540
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	6,612,980
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	3,836,120
Private Colleges & Universities Authority Revenue:
Mercer University Project, Refunding	5.250%	10/1/25	2,000,000	1,925,000
Mercer University Project, Refunding	5.375%	10/1/29	1,000,000	926,300
Total Georgia				26,710,940
Hawaii — 0.9%
Hawaii State Airports System Revenue	5.000%	7/1/39	7,000,000	6,300,770
Illinois — 7.5%
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,602,140
Alexian, AGM	5.500%	1/1/28	12,530,000	12,810,171

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois — continued
Depaul University	6.125%	10/1/40	$5,000,000	$5,020,200
Memorial Health System	5.500%	4/1/39	7,000,000	6,420,960
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick	5.250%	6/15/50	32,000,000	28,485,440
Total Illinois				55,338,911
Indiana — 1.4%
Indianapolis, IN, Thermal Energy System	5.000%	10/1/25	5,000,000	5,171,850	(d)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	5,173,450
Total Indiana				10,345,300
Kentucky — 1.3%
Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	11,000,000	9,629,730
Maine — 0.2%
Maine State Housing Authority Mortgage Revenue	5.300%	11/15/23	1,770,000	1,776,372
Maryland — 1.1%
Baltimore, MD, Project Revenue:
Refunding, Wastewater Projects, FGIC	5.125%	7/1/32	2,500,000	2,519,125
Refunding, Wastewater Projects, FGIC	5.200%	7/1/32	2,000,000	2,017,200
Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue	5.000%	11/15/26	3,075,000	3,414,019	(b)
Total Maryland				7,950,344
Massachusetts — 3.2%
Massachusetts DFA Revenue, Merrimack College Issue, NATL	5.200%	7/1/32	1,125,000	979,605
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	3,000,000	2,996,280
Boston University, AMBAC	5.000%	10/1/39	3,500,000	3,277,820
Massachusetts State HEFA Revenue:
Berklee College of Music	5.000%	10/1/32	1,500,000	1,492,095
Suffolk University	5.750%	7/1/39	8,000,000	7,707,280
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	5,000,000	5,299,150
Massachusetts State Special Obligation Dedicated Tax Revenue, NATL, FGIC	5.500%	1/1/34	2,000,000	2,025,900
Total Massachusetts				23,778,130
Michigan — 0.8%
Michigan State Hospital Finance Authority Revenue, Refunding, Trinity Health Credit	5.375%	12/1/23	1,500,000	1,523,940
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,536,880
Total Michigan				6,060,820
Minnesota — 0.2%
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	1,500,000	1,440,135
Missouri — 1.8%
Greene County, MO, Reorganized School District No. 8, GO, Missouri State Aid Direct Deposit Program, AGM	5.100%	3/1/22	1,500,000	1,561,470
Kansa City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,045,850
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	6,000,000	5,838,240
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	5,000,000	5,085,500
Total Missouri				13,531,060

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Montana — 1.1%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	$8,840,000	$8,298,196	(a)
Nebraska — 0.4%
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/25	3,000,000	3,068,250
Nevada — 1.7%
Reno, NV, Hospital Revenue, Washoe Medical Centre, AGM	5.500%	6/1/33	12,750,000	12,182,243
New Jersey — 4.2%
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	12,440,982
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	10,000,000	10,302,100	(a)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	6,590,000	6,938,875
South Jersey Port Corp., New Jersey Revenue, Refunding	5.000%	1/1/26	1,350,000	1,364,701
Total New Jersey				31,046,658
New Mexico — 0.7%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,309,550
New York — 10.1%
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	13,000,000	12,718,420
Goldman Sachs Headquarters	5.500%	10/1/37	8,985,000	9,174,584
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	26,266,067
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	4,789,500
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.250%	6/15/25	4,315,000	4,390,771
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.250%	6/15/25	1,685,000	1,725,423	(b)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,023,040
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	933,170
New York State Dormitory Authority Revenue, Willow Towers Inc. Project, GNMA-Collateralized	5.250%	2/1/22	1,000,000	1,026,290
Port Authority of New York & New Jersey	5.000%	1/15/41	10,000,000	9,712,500
Total New York				74,759,765
North Carolina — 0.5%
Harnett County, NC, GO, Refunded Custody Receipts, AMBAC	5.250%	6/1/24	1,615,000	1,696,331
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
Elizabeth City State University Housing Foundation LLC Project, AMBAC	5.000%	6/1/23	1,000,000	910,810
Elizabeth City State University Housing Foundation LLC Project, AMBAC	5.000%	6/1/33	1,250,000	1,023,338
Total North Carolina				3,630,479
North Dakota — 1.4%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance	5.625%	1/1/39	10,025,000	10,220,287

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio — 3.2%
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, FGIC	5.250%	5/15/23	$2,000,000	$1,964,520
Hamilton County, OH, Sales Tax Revenue, AMBAC	5.250%	12/1/32	5,075,000	5,042,063
Lorain County, OH, Hospital Revenue, Catholic Healthcare Partners	5.375%	10/1/30	7,500,000	7,502,475
Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC	5.375%	11/15/29	5,990,000	5,827,731
Summit County, OH, GO:
FGIC	5.000%	12/1/21	1,000,000	1,044,760
FGIC	5.000%	12/1/22	500,000	520,725
Trumbull County, OH, GO, NATL	5.200%	12/1/20	1,500,000	1,559,310
Total Ohio				23,461,584
Oregon — 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.750%	5/1/16	3,210,000	3,254,619
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program	5.050%	7/1/26	1,680,000	1,632,742	(a)
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives	5.000%	5/1/32	465,000	521,800	(b)
Catholic Health Initiatives	5.000%	5/1/32	535,000	517,992
Total Oregon				5,927,153
Pennsylvania — 1.0%
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	7,255,000	7,268,785
Puerto Rico — 2.0%
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	5,000,000	4,554,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	6,000,000	5,943,360
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	4,000,000	4,007,600
Total Puerto Rico				14,505,360
Rhode Island — 0.7%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,379,800
South Carolina — 0.3%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,430,575
Tennessee — 0.1%
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	795,000	795,342
Texas — 8.6%
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	5,000,000	3,870,650	(a)
Dallas-Fort Worth, TX, International Airport Revenue:
Joint Improvement	5.000%	11/1/45	10,000,000	8,851,500
NATL	6.000%	11/1/23	5,000,000	5,005,800	(a)
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,170,820	(c)
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	13,524,900
North Texas Tollway Authority Revenue	5.750%	1/1/33	5,000,000	4,884,150
North Texas Tollway Authority Revenue	5.750%	1/1/40	15,000,000	14,668,200
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources	5.000%	11/15/40	5,000,000	4,588,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	$7,000,000	$7,104,230
Total Texas				63,668,250
Virginia — 0.4%
Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02	5.875%	6/1/17	3,000,000	3,069,300
Wisconsin — 0.1%
Wisconsin State HEFA Revenue, Kenosha Hospital & Medical Center Project	5.700%	5/15/20	565,000	565,458
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $716,375,095)				725,547,488
SHORT-TERM INVESTMENTS — 1.9%
California — 0.4%
California State, GO, Kindergarten, LOC-Citibank N.A.	0.190%	5/1/34	2,900,000	2,900,000	(e)(f)
Florida — 0.2%
Jacksonville, FL, Health Facilities Authority Hospital Revenue, LOC-Bank of America N.A.	0.200%	8/15/33	1,300,000	1,300,000	(e)(f)
Georgia — 0.0%
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wells Fargo Bank N.A.	0.210%	5/15/26	300,000	300,000	(e)(f)
New York — 0.1%
New York, NY, GO, AGM	0.220%	8/1/21	600,000	600,000	(e)(f)
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, GO:
LOC-Wells Fargo Bank N.A.	0.200%	7/1/34	400,000	400,000	(e)(f)
Public Improvement, AGM, SPA-Dexia Bank	0.250%	7/1/24	800,000	800,000	(e)(f)
Public Improvement, AGM, SPA-Dexia Credit Local	0.250%	7/1/18	100,000	100,000	(e)(f)
Total Puerto Rico				1,300,000
Tennessee — 0.9%
Knox County, TN, Health, Educational & Housing Facilities Board Hospital Facility Revenue, Covenant Health, SPA-SunTrust Bank	0.540%	1/1/46	6,800,000	6,800,000	(e)(f)
Texas — 0.1%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospital of Dallas, LOC-JPMorgan Chase	0.210%	10/1/41	1,100,000	1,100,000	(e)(f)
TOTAL SHORT-TERM INVESTMENTS (Cost — $14,300,000)				14,300,000
TOTAL INVESTMENTS — 100.0% (Cost — $730,675,095#)				739,847,488

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGC	- Assured Guaranty Corporation - Insured Bonds
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CDA	- Communities Development Authority
COP	- Certificates of Participation

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company - Insured Bonds
FHA	- Federal Housing Administration
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
RDA	- Redevelopment Agency
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TFA	- Transitional Finance Authority

Summary of Investments by Industry †

Transportation	18.7%
Health Care	18.6
Industrial Revenue	14.0
Power	9.3
Special Tax Obligation	9.2
Education	7.7
Pre-Refunded/Escrowed to Maturity	5.5
Leasing	5.0
Housing	4.8
Water & Sewer	3.3
Local General Obligation	1.3
State General Obligation	0.7
Short-Term Investments	1.9
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of February 28, 2011 and are subject to change.

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

February 28, 2011

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	5.8%
AA/Aa	35.3
A	45.0
BBB/Baa	5.8
BB/Ba	0.9
B/B	0.2
CCC/Caa	0.5
A-1/VMIG1	1.9
NR	4.6
100.0%

* As a percentage of total investments.

** The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and theseratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 9 through 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$725,547,488	—	$725,547,488
Short-term investments†	—	14,300,000	—	14,300,000
Total investments	—	$739,847,488	—	$739,847,488

†See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 28, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,665,433
Gross unrealized depreciation	(17,493,040)
Net unrealized appreciation	$9,172,393

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At February 28, 2011, the Fund did not have any derivative instruments outstanding.

During the period ended February 28, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell) †	$106,143,042

†At February 28, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 21, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 21, 2011